EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2017

1.

The following changes were effective April 10, 2017:

a.

The following is added as the last item on the Table of Contents:

Appendix A – Financial Intermediary Sales Charge Variations

b.

The following is added as the first paragraph under “Purchasing Shares”:

Set forth below is information about the manner in which the Fund offers shares.  A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  All variations described in Appendix A are applied by, and the responsibility of, the identified financial intermediary.  Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. See also “Shareholder Account Features – “Street Name” Accounts.”  For the variations applicable to shares offered through Merrill Lynch-sponsored platforms, please see Appendix A – Financial Intermediary Sales Charge Variations.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

c.

The following replaces the last paragraph under “Sales Charges”:

More information about Fund sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information.  Please consult the Eaton Vance website for any updates to Fund sales charge information before making a purchase of Fund shares.  Please consult your financial intermediary with respect to any sales charge variations listed on Appendix A.

d.

The following replaces the first paragraph under “Exchange Privilege.” in “Shareholder Account Features”:

Exchange Privilege.  Each class of Fund shares may be exchanged for shares of the same Class of another Eaton Vance fund.  For purposes of exchanges among Eaton Vance funds, Class A and Class I shares are deemed to be the same as Investor Class and Institutional Class shares, respectively, of other Eaton Vance funds. Exchanges are made at net asset value.  If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.  For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied.  See also Appendix A to this Prospectus.

e.

The following replaces “Street Name Accounts.” in “Shareholder Account Features”:

“Street Name” Accounts.  If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.  If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the Fund.

f.

The following is added as Appendix A to the Prospectus:

Appendix A

Financial Intermediary Sales Charge Variations

As noted under “Purchasing Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary.  All variations described below are applied by, and the responsibility of, the identified financial intermediary.  Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified below should read the terms and conditions of the variations carefully.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Fund Purchases through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares

The front-end sales charges applicable to purchases of Class A shares will be waived for:

•

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•

Shares purchased by or through a 529 Plan

•

Shares purchased through a Merrill Lynch affiliated investment advisory program

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A, Class B and Class C Shares

The CDSC payable on redemptions of Class A, Class B and Class C will be waived in connection with:

•

Shares sold on the death or disability of the shareholder

•

Shares sold as part of a systematic withdrawal plan as described in “Shareholder Account Features”

•

Shares sold to return excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•

The sale of Fund shares acquired pursuant to the Rights of Reinstatement privilege as described above

•

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)

•

An exchange for shares of another class of the same fund through a fee-based individual retirement account on the Merrill Lynch platform.  In such circumstances, Merrill Lynch will remit the portion of the CDSC to be paid to the principal underwriter equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period

Front-end load Discounts Available: Discounts, Rights of Accumulation & Letters of Intent

Front-end sales charges may be subject to discounts, rights of accumulation and letters of intent as follows:

•

The front-end sales charge applicable to Class A shares may be subject to breakpoint discounts for purchases in excess of $50,000 for Class A as described under “Sales Charges”

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•

Letters of Intent (LOI) through Merrill Lynch, over a 13-month period of time (if applicable)

2.

The following changes are effective immediately:

a.

The following replaces “ReFlow Liquidity Program.” under “Investment Objectives & Principal Policies and Risks”:

ReFlow Liquidity Program. Tax-Managed Small-Cap Fund and Tax-Managed Value Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in kind in accordance with a Fund’s redemption-in-kind policies described under “Redeeming Shares” below. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” below. The investment adviser believes that the program assists in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund’s net assets do not decline, the investment adviser may also benefit.

b.

The following replaces the last paragraph under “Management.” in “Management and Organization”:

Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  For its services under the agreement, Eaton Vance receives an aggregate fee from such funds equal to its actual expenses incurred in performing such services.

c.

The following replaces the third paragraph under “Restrictions on Excessive Trading and Market Timing.” in “Purchasing Shares”:

The Boards of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, an Eaton Vance fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares. “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, each Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading.  Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program (which is described under “Investment Objectives & Principal Policies and Risks” above) are not subject to the two round-trips within 90 days limitation.

July 3, 2017	26550 7.3.17

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2017

1.  In accordance with the Eaton Vance funds Trustee retirement policy, Ralph F. Verni retired as a Trustee effective
July 1, 2017.

2.  The following replaces the first paragraph describing the Governance Committee under “Fund Management.” in “Management and Organization”.

Mmes. Taggart (Chairperson), Frost, Mosley, Peters and Sutherland, and Messrs. Eston, Fetting, Gorman, Park and Wennerholm are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons.  During the fiscal year ended October 31, 2016, the Governance Committee convened six times.

3.  The following replaces the paragraph describing the Audit Committee under “Fund Management.” in “Management and Organization”.

Messrs. Gorman (Chairperson), Eston, Park and Wennerholm and Ms. Mosley are members of the Audit Committee.  The Board has designated Mr. Park, a noninterested Trustee, as audit committee financial expert.  The Audit Committee’s purposes are to (i) oversee the Fund's and the Portfolio's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund's and the Portfolio's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund's and the Portfolio's compliance with legal and regulatory requirements that relate to the Fund's and the Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund.  During the fiscal year ended October 31, 2016, the Audit Committee convened fourteen times.

4.  The following replaces the paragraph describing the Compliance Reports and Regulatory Matters Committee under “Fund Management.” in “Management and Organization”.

Mmes. Sutherland (Chairperson) and Taggart and Messrs. Eston, Gorman and Wennerholm are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund and the Portfolio; (ii) serve as a liaison between the Board and the Fund’s and the Portfolio's CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.  During the fiscal year ended October 31, 2016, the Compliance Reports and Regulatory Matters Committee convened eleven times.

5.  The following replaces “Sub-Transfer Agency Support Services.” in “Investment Advisory and Administrative Services”.

Sub-Transfer Agency Support Services.  Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  Under the agreement, Eaton Vance provides:  (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services.  For the services it provides, Eaton Vance receives an aggregate annual fee equal to the actual expenses incurred by Eaton Vance in the performance of such services.  Each Fund pays a pro rata share of such fee.  For the fiscal year ended October 31, 2016, Eaton Vance earned the following pursuant to the agreement.

Tax-Managed Equity Asset Allocation Fund	Tax-Managed Global Dividend Income Fund	Tax-Managed Global Small-Cap Fund	Tax-Managed Multi-Cap Growth Fund	Tax-Managed Small-Cap Fund	Tax-Managed Value Fund
$40,213	$22,382	$3,464	$9,539	$18,771	$30,609

July 3, 2017

7.3.17